Accrued Expenses and other Current Liabilities (Details) - Schedule of accrued expenses and other current liabilities - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Schedule of accrued expenses and other current liabilities [Abstract]
Other tax payable	$ 684,930	$ 777,810
Accrued payroll	198,263	159,350
Other current liabilities	44,670	44,273
Accrued expenses and other current liabilities	$ 927,863	$ 981,433